Cover	May 17, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 17, 2023
Entity Registrant Name	EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA
Entity Incorporation, State or Country Code	AZ
Entity File Number	333-65423
Entity Tax Identification Number	86-0222062
Entity Address, Address Line One	525 Washington Boulevard
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07310
City Area Code	212
Local Phone Number	554-1234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000835357
Amendment Flag	false